Premises and Equipment	12 Months Ended
Dec. 31, 2023
Common Stock
Premises and Equipment

(4) Premises and Equipment

Major classifications of premises and equipment at December 31, 2023 and 2022 are summarized as follows:

(Dollars in thousands)
	2023	2022

Land	$4,373	3,851
Buildings and improvements	19,054	18,371
Furniture and equipment	20,607	26,156
Construction in process	532	3,028

Total premises and equipment	44,566	51,406

Less accumulated depreciation	(27,864)	(33,201)

Total net premises and equipment	$16,702	18,205

The Bank recognized depreciation expense totaling $2.2 million, $2.4 million and $2.6 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The Bank had $184,000 net gains on the sale of and write-downs on premises and equipment for the year ended December 31, 2023. The Bank had $85,000 net losses on the sale of and write-downs on premises and equipment for the year ended December 31, 2022. The Bank had $105,000 net gains on the sale of and write-downs on premises and equipment for the year ended December 31, 2021.